Financial Investments - Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Amortised cost	$ 30,431	$ 26,927
Financial assets	2,433,785	2,293,296
Available for sale
Disclosure of financial assets [line items]
Financial assets	336,157	389,874
Held to maturity
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Debt securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	253,389	285,981
Debt securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
1 year or less | Available for sale
Disclosure of financial assets [line items]
Amortised cost	64,007
1 year or less | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	3,731
1 year or less | US Treasury | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 3,981
Yield	1.10%
1 year or less | US Treasury | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 41
Yield	5.00%
1 year or less | US Government agencies | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 50
Yield	1.90%
1 year or less | US Government agencies | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 year or less | US Government sponsored entities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 148
Yield	3.50%
1 year or less | US Government sponsored entities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 year or less | UK Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 636
Yield	0.20%
1 year or less | Hong Kong Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 216
Yield	0.80%
1 year or less | Hong Kong Government | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 227
Yield	0.50%
1 year or less | Other governments | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 45,337
Yield	1.80%
1 year or less | Other governments | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 108
Yield	4.70%
1 year or less | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 26
Yield	7.80%
1 year or less | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 year or less | Corporate debt and other securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 13,613
Yield	1.70%
1 year or less | Corporate debt and other securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 3,355
Yield	3.70%
1 year or less | Debt securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	$ 63,896	64,155
1 year or less | Debt securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	3,731	2,502
5 years or less but over 1 year | Available for sale
Disclosure of financial assets [line items]
Amortised cost	120,152
5 years or less but over 1 year | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	9,406
5 years or less but over 1 year | US Treasury | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 16,213
Yield	1.90%
5 years or less but over 1 year | US Treasury | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 22
Yield	4.70%
5 years or less but over 1 year | US Government agencies | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 129
Yield	2.20%
5 years or less but over 1 year | US Government agencies | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 21
Yield	4.00%
5 years or less but over 1 year | US Government sponsored entities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 2,759
Yield	3.00%
5 years or less but over 1 year | US Government sponsored entities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 322
Yield	2.40%
5 years or less but over 1 year | UK Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 6,970
Yield	0.90%
5 years or less but over 1 year | Hong Kong Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 1,014
Yield	1.30%
5 years or less but over 1 year | Hong Kong Government | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 28
Yield	2.60%
5 years or less but over 1 year | Other governments | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 57,441
Yield	2.70%
5 years or less but over 1 year | Other governments | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 240
Yield	4.00%
5 years or less but over 1 year | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 28
Yield	5.50%
5 years or less but over 1 year | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
5 years or less but over 1 year | Corporate debt and other securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 35,598
Yield	1.90%
5 years or less but over 1 year | Corporate debt and other securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 8,773
Yield	3.40%
5 years or less but over 1 year | Debt securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	$ 122,113	142,700
5 years or less but over 1 year | Debt securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	9,406	10,210
10 years or less but over 5 years | Available for sale
Disclosure of financial assets [line items]
Amortised cost	36,085
10 years or less but over 5 years | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	13,482
10 years or less but over 5 years | US Treasury | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 15,806
Yield	2.00%
10 years or less but over 5 years | US Treasury | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 49
Yield	4.90%
10 years or less but over 5 years | US Government agencies | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 19
Yield	3.80%
10 years or less but over 5 years | US Government agencies | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 27
Yield	2.50%
10 years or less but over 5 years | US Government sponsored entities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 1,965
Yield	2.60%
10 years or less but over 5 years | US Government sponsored entities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 325
Yield	2.80%
10 years or less but over 5 years | UK Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 6,552
Yield	0.80%
10 years or less but over 5 years | Hong Kong Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
10 years or less but over 5 years | Hong Kong Government | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	1.20%
10 years or less but over 5 years | Other governments | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 7,429
Yield	3.00%
10 years or less but over 5 years | Other governments | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 198
Yield	3.70%
10 years or less but over 5 years | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 271
Yield	1.70%
10 years or less but over 5 years | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
10 years or less but over 5 years | Corporate debt and other securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 4,043
Yield	2.60%
10 years or less but over 5 years | Corporate debt and other securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 12,870
Yield	3.30%
10 years or less but over 5 years | Debt securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	$ 37,292	45,385
10 years or less but over 5 years | Debt securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	13,482	10,348
Over 10 years | Available for sale
Disclosure of financial assets [line items]
Amortised cost	29,290
Over 10 years | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	26,300
Over 10 years | US Treasury | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 3,318
Yield	3.10%
Over 10 years | US Treasury | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 130
Yield	4.20%
Over 10 years | US Government agencies | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 7,924
Yield	2.60%
Over 10 years | US Government agencies | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 10,519
Yield	2.40%
Over 10 years | US Government sponsored entities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 2,733
Yield	2.70%
Over 10 years | US Government sponsored entities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 2,747
Yield	2.90%
Over 10 years | UK Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Hong Kong Government | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Hong Kong Government | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 7
Yield	1.40%
Over 10 years | Other governments | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 1,678
Yield	3.40%
Over 10 years | Other governments | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 847
Yield	4.30%
Over 10 years | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 5,858
Yield	2.90%
Over 10 years | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 4
Yield	6.70%
Over 10 years | Corporate debt and other securities | Available for sale
Disclosure of financial assets [line items]
Amortised cost	$ 7,779
Yield	3.90%
Over 10 years | Corporate debt and other securities | Held to maturity
Disclosure of financial assets [line items]
Amortised cost	$ 12,046
Yield	3.90%
Over 10 years | Debt securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	$ 30,088	33,741
Over 10 years | Debt securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	$ 26,300	$ 23,863